Stockholders' Equity - Common stock (Details)																	3 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Aug. 14, 2025 shares	Jul. 11, 2025 USD ($)	Jul. 10, 2025	Jun. 23, 2025 USD ($) BusinessDay $ / shares shares	Jun. 18, 2025 shares	Jun. 17, 2025 USD ($) $ / shares shares	May 02, 2025 USD ($) shares	Mar. 07, 2025 USD ($)	Mar. 04, 2025 USD ($) $ / shares shares	Feb. 13, 2025 USD ($) $ / shares shares	Aug. 09, 2024 USD ($)	May 09, 2024 USD ($) shares	May 08, 2024 USD ($) shares	May 05, 2024 USD ($) $ / shares shares	Aug. 02, 2022 USD ($) shares	May 16, 2022 shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 16, 2025	May 19, 2025 $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Aug. 18, 2023 shares	Aug. 17, 2022 shares	Jul. 14, 2022 shares
Class of Stock [Line Items]
Financing expense																							$ 3,545,000
Change in fair value of warrants																					$ 800,000		$ (5,654,000)
Common stock, shares authorized (in shares) | shares																			100,000,000		2,000,000,000		100,000,000	100,000,000	100,000,000
Proceeds from sale of common stock, net																					$ 19,612,000
Remained authorized amount for repurchase																							$ 0		$ 0
Common stock, par value (in dollars per share) | $ / shares																			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Class of warrant outstanding | shares																					5,753,802
Fair value																			$ 0		$ 0		$ 0	$ 0	$ 0
Excess of fair value of instruments issued over cash received																					1,389,000
Change in fair value of derivative instruments																	$ (960,000)				2,631,000	$ (5,654,000)
Stockholders' deficit																	(5,174,000)	$ (7,625,000)	(1,348,000)	$ 6,445,000	$ 5,054,000	(5,174,000)	$ (8,949,000)	$ (1,348,000)	(8,949,000)	$ 3,034,000			$ (23,641,000)	$ (4,837,000)
Number of shares issuable upon exercise | shares																					1
Series A Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares																												$ 0.4373
Series A Warrant and Series B Warrant [Member] | Amendment and Restatements May 2024 Private Placement [Member]
Class of Stock [Line Items]
Fair value of warrant liability reclassified to equity											$ 5,200,000
Common Stock [Member]
Class of Stock [Line Items]
Issue and sale of share | shares																		1,439,988					1,439,988	2,230,493
Number of stock repurchased | shares																							179,866	78,559
Treasury stock																			100,000				$ 400,000	$ 100,000	400,000
Stockholders' deficit																	$ 6,000	$ 6,000	$ 5,000	$ 2,000	$ 132,000	$ 6,000	6,000	$ 5,000	$ 6,000	$ 92,000			17,000	$ 5,000
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Authorized amount of repurchase of stock																															$ 500,000
Common Stock [Member] | Series A Warrant [Member] | Amendment and Restatements May 2024 Private Placement [Member]
Class of Stock [Line Items]
Restricted beneficial ownership level result of exercise of warrant to receive pre-funded warrant														4.99%
Common Stock [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued | shares							21,482,492
Common Stock [Member] | Series B Warrant [Member] | Amendment and Restatements May 2024 Private Placement [Member]
Class of Stock [Line Items]
Restricted beneficial ownership level result of exercise of warrant to receive pre-funded warrant														9.99%
Lincoln Park Capital Fund, LLC [Member] | Letter Agreement [Member]
Class of Stock [Line Items]
Potential cash payment		$ 500,000																			2,300,000
Modification period		30 days
Potential financing percentage		50.00%	90.00%
Support letter participation rights period		12 months
Financing percentage after modification period		90.00%
Lincoln Park Capital Fund, LLC [Member] | Minimum [Member] | Letter Agreement [Member]
Class of Stock [Line Items]
Stockholders' deficit		$ 3,000,000
May 2024 Private Placement
Class of Stock [Line Items]
Financing expense														$ 3,500,000
Change in fair value of warrants																							$ 5,700,000
May 2024 Private Placement | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued | shares												1,439,988
Proceeds from private placement												$ 7,300,000
Offering expenses												$ 400,000
Proceeds from issuance of warrants														$ 10,900,000
May 2024 Private Placement | Common Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issue and sale of share | shares														3,591,532
Warrant exercise price (in dollars per share) | $ / shares														$ 0.001
May 2024 Private Placement | Common Stock [Member] | Initial Subscription [Member] | Private Placement And Prefunded Warrant [Member]
Class of Stock [Line Items]
Purchase price of share | $ / shares														2.022
May 2024 Private Placement | Common Stock [Member] | Additional Subscription [Member] | Private Placement And Prefunded Warrant [Member]
Class of Stock [Line Items]
Purchase price of share | $ / shares														$ 2.158
May 2024 Private Placement | Common Stock [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued | shares												3,591,532		3,591,532
May 2024 Private Placement | Common Stock [Member] | Series A Warrant [Member] | Initial Subscription [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares														$ 1.772
May 2024 Private Placement | Common Stock [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued | shares												3,591,532		3,591,532
May 2024 Private Placement | Common Stock [Member] | Series B Warrant [Member] | Additional Subscription [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares														$ 1.908
May 2024 Private Placement | Common Stock [Member] | Series A Warrant and Series B Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares														1.79
May 2024 Private Placement | Common Stock [Member] | Series A Warrant and Series B Warrant [Member] | Initial Subscription [Member]
Class of Stock [Line Items]
Closing price per share | $ / shares														$ 2.04
May 2024 Private Placement | Common Stock [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of shares issued | shares												2,151,544
Number of securities called by warrant or right | shares																							1,959,430		1,959,430
2022 Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issue and sale of share | shares																							0
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares																57,500,000
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Maximum value of shares to be issued under agreement															$ 50,000,000
Issue and sale of share | shares																			150,000	266,666				410,500
Period exercisable from the date of issuance																							36 months
Number of maximum common shares can be resale | shares																																	633,333
Initial commitment shares | shares															32,846																			32,846
Initial commitment fee paid in cash															$ 100,000
Aggregate gross proceeds from sales of common stock															$ 25,000,000
Proceeds from sale of common stock, net																				$ 3,200,000				$ 1,000,000
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage issuance of common stock																19.99%
2022 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of maximum common shares can be resale | shares																																1,500,000
Number of shares reserved for issuance and sale | shares																																	600,486
2020 Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issue and sale of share | shares																									527,166
February 2025 SPEA Agreements
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares										$ 1.12
Purchase price of share | $ / shares										$ 0.125
Proceeds from private placement										$ 4,200,000
Common stock, par value (in dollars per share) | $ / shares										$ 0.001
Aggregate purchase price										$ 3,700,000
Maturity date										Feb. 13, 2026
Interest rate										10.00%
February 2025 SPEA Agreements | SPEA Warrants [Member]
Class of Stock [Line Items]
Aggregate purchase price										$ 4,200,000
February 2025 SPEA Agreements | February 2025 Warrants [Member]
Class of Stock [Line Items]
Fair value										$ 500,000
Change in fair value of derivative instruments																					2,200,000
February 2025 SPEA Agreements | Common Stock [Member]
Class of Stock [Line Items]
Number of securities called by warrant or right | shares										3,002,009
Aggregate principal amount										$ 3,300,000
May 2024 Purchase Agreement
Class of Stock [Line Items]
Financing expense																					3,100,000
Aggregate principal amount										3,200,000			$ 3,188,922
May 2024 Purchase Agreement | Exchange Notes
Class of Stock [Line Items]
Fair value										3,800,000
Change in fair value of derivative instruments																					300,000
May 2024 Purchase Agreement | Funding Notes
Class of Stock [Line Items]
Fair value										4,000,000
Change in fair value of derivative instruments																					300,000
May 2024 Purchase Agreement | Series A Warrant [Member]
Class of Stock [Line Items]
Fair value										2,700,000
Excess of fair value of instruments issued over cash received																					3,700,000
Carrying value of warrants exchanged																					$ 3,700,000
May 2024 Purchase Agreement | Common Stock [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued | shares													3,591,532
March 2025 Private Placement
Class of Stock [Line Items]
Offering expenses								$ 1,400,000
Fair value of warrant liability reclassified to equity								5,800,000
Aggregate principal amount										$ 3,400,000
Warrant issuance expenses								1,000,000
Fair value								13,200,000
Percentage agreed to repay purchasers holding securities						115.00%
Percentage of proceeds to repay purchasers from capital raised						90.00%
March 2025 Private Placement | Private Placement And Prefunded Warrant [Member]
Class of Stock [Line Items]
Number of shares agreed to return | shares						12,241,986
March 2025 Private Placement | Private Placement Share [Member]
Class of Stock [Line Items]
Purchase price of share | $ / shares						$ 0.66
Shares returned and cancelled | shares																					3,472,740
Paid purchasers to returened shares																					$ 2,300,000
March 2025 Private Placement | Prefunded Warrant [Member]
Class of Stock [Line Items]
Purchase price of share | $ / shares						$ 0.659
Number of securities called by warrant or right | shares						10,633,650
March 2025 Private Placement | Exchange Notes
Class of Stock [Line Items]
Fair value									$ 3,500,000
March 2025 Private Placement | Exchange [Member]
Class of Stock [Line Items]
Aggregate principal amount									$ 3,200,000
March 2025 Private Placement | Series A Warrant [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares									28,042,138
March 2025 Private Placement | Series A Warrant [Member] | New Capital Subscriptions [Member]
Class of Stock [Line Items]
Number of shares issued | shares									22,727,270
March 2025 Private Placement | Series A Warrant [Member] | Exchange [Member]
Class of Stock [Line Items]
Number of shares issued | shares									5,314,870
March 2025 Private Placement | Series B Warrant [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares									28,042,138
March 2025 Private Placement | Series B Warrant [Member] | New Capital Subscriptions [Member]
Class of Stock [Line Items]
Number of shares issued | shares									22,727,270
March 2025 Private Placement | Series B Warrant [Member] | Exchange [Member]
Class of Stock [Line Items]
Number of shares issued | shares									5,314,870
March 2025 Private Placement | Series A Warrant and Series B Warrant [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Class of warrant outstanding | shares																					2,611,809
March 2025 Private Placement | Pre-Funded Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares									23,972,400
March 2025 Private Placement | Pre-Funded Warrants [Member] | New Capital Subscriptions [Member]
Class of Stock [Line Items]
Number of shares issued | shares									19,650,000
March 2025 Private Placement | Pre-Funded Warrants [Member] | Exchange [Member]
Class of Stock [Line Items]
Number of shares issued | shares									4,322,400
March 2025 Private Placement | Common Stock [Member]
Class of Stock [Line Items]
Proceeds from private placement								15,000,000
Offering expenses								$ 400,000
Maximum beneficial ownership percentage									4.99%
Maximum beneficial ownership percentage by election of holder									9.99%
March 2025 Private Placement | Common Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Issue and sale of share | shares									28,042,140
Warrant exercise price (in dollars per share) | $ / shares									$ 0.001
Number of shares issued | shares									4,069,738
March 2025 Private Placement | Common Stock [Member] | Private Placement Share [Member]
Class of Stock [Line Items]
Purchase price of share | $ / shares									$ 0.66
March 2025 Private Placement | Common Stock [Member] | Prefunded Warrant [Member]
Class of Stock [Line Items]
Purchase price of share | $ / shares									$ 0.659
March 2025 Private Placement | Common Stock [Member] | New Capital Subscriptions [Member]
Class of Stock [Line Items]
Number of shares issued | shares									3,077,270
March 2025 Private Placement | Common Stock [Member] | Exchange [Member]
Class of Stock [Line Items]
Number of shares issued | shares									992,468
March 2025 Private Placement | Common Stock [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares									$ 1.32
Number of shares issued | shares												3,591,532		3,591,532
Floor price | $ / shares									$ 0.132
Expiration period									5 years
March 2025 Private Placement | Common Stock [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares									$ 1.98
Number of shares issued | shares												3,591,532		3,591,532
Expiration period									2 years 6 months
March 2025 Private Placement | Common Stock [Member] | Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Number of shares issued | shares												2,151,544
March 2025 Series A Warrants
Class of Stock [Line Items]
Change in fair value of warrants																					$ 2,700,000
Fair value																													$ 5,000,000
Extinguishment of Warrants																					2,300,000
March 2025 Series B Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 1.98
Change in fair value of warrants							$ 3,800,000
Number of securities called by warrant or right | shares					34,794,540	35,536,380
Fair value of warrant liability reclassified to equity						$ 11,000,000
Remeasurement of warrant liability						$ 4,500,000
Cashless warrants excercised for common stock | shares					34,794,540
Warrants exercise ratio						1																					3
Lincoln Park Purchase Agreement | Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.001
Maximum obligation under single regular purchase				$ 1,000,000
Legal fees																					$ 50,000
Lincoln Park Purchase Agreement | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Maximum value of shares to be issued under agreement						$ 50,000,000
Issue and sale of share | shares	1,612,903																				44,575,496
Period exercisable from the date of issuance																					36 months
Number of maximum common shares can be resale | shares																					50,000,000
Initial commitment fee paid in cash						500,000
Aggregate gross proceeds from sales of common stock						25,000,000															$ 19,600,000
Additional commitment fee paid in cash						$ 500,000
Regular purchase price per share threshold percentage				97.00%
Consecutive business days | BusinessDay				10
Accelerated purchase price per share threshold percentage				96.50%
Additional accelerated purchase price per share threshold percentage				96.50%
Lincoln Park Purchase Agreement | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Closing Stock Price Not Below $0.10 [Member]
Class of Stock [Line Items]
Issue and sale of share | shares				300,000
Closing price per share | $ / shares				$ 0.1
Lincoln Park Purchase Agreement | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Closing Stock Price Not Below $0.50 [Member]
Class of Stock [Line Items]
Issue and sale of share | shares				400,000
Closing price per share | $ / shares				$ 0.5
Lincoln Park Purchase Agreement | Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member] | Closing Stock Price Not Below $0.75 [Member]
Class of Stock [Line Items]
Issue and sale of share | shares				500,000
Closing price per share | $ / shares				$ 0.75